Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Operating Lease (Details)	Jun. 30, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 202,508
2018	208,583
2019	70,038
Total	$ 481,129